ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Narrative (Details)						1 Months Ended	3 Months Ended			6 Months Ended
		May 25, 2023 USD ($)	Mar. 19, 2023 $ / shares shares	Aug. 17, 2022 USD ($) shares	Jun. 22, 2022	May 31, 2023 USD ($) vote $ / shares shares	Jun. 30, 2023 USD ($) vote day $ / shares shares		Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) vote day $ / shares shares		Jun. 30, 2022 USD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Aug. 16, 2022	Mar. 31, 2022 shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)							10,080,000,000			10,080,000,000
Shares authorized (in shares)							80,000,000			80,000,000
Shares outstanding (in shares)	[1]						60,000,000		0	60,000,000		0	0	0		406,399,029	406,399,029
Reverse stock split					0.0054
Warrant purchase price (in dollars per share) | $ / shares			$ 0.01
Other income (loss), net | $	[2]						$ (16,895,000)		$ 6,300,000	$ (83,875,000)		$ 6,613,000
Warrant extension term			3 years
Temporary equity, new issues (in shares)						60,000,000	60,000,000	[1]		60,000,000	[1]
Temporary equity, new issues (in dollars per share) | $ / shares						$ 1.25
Consideration received on sale | $		$ 75,000,000
Temporary equity, gross total proceeds | $							$ 74,250,000			$ 74,250,000
Temporary equity, issuance costs | $						$ 750,000			$ 57,400,000			$ 57,400,000
Number of shares of Class A Ordinary Shares issued upon conversion of Preferred Share (in shares)						1
Preferred shares, mandatory conversion term										6 years
Preferred shares, number of trading days immediately preceding date of written notice | day							30			30
Preferred shares, conversion, notification period										5 years
Preferred shares conversion upon milestone achievement										10 days
Preferred shares, liquidation, percentage of issue price							3.00%			3.00%
Preferred shares, liquidation, multiple of issue price							200.00%			200.00%
Triggering Event, One
Class of Stock [Line Items]
Original issue price, multiple							200.00%			200.00%
Multiple of Original Issue Price						3.5
VWAP Average term						2 years
Triggering event, Two
Class of Stock [Line Items]
Original issue price, multiple							200.00%			200.00%
Multiple of Original Issue Price						2.5
VWAP Average term						5 years
Triggering event, Two | Maximum
Class of Stock [Line Items]
Original issue price, multiple							200.00%			200.00%
Triggering event, Two | Minimum
Class of Stock [Line Items]
Original issue price, multiple							25.00%			25.00%
Ordinary Share Warrants, Exercise Price 1
Class of Stock [Line Items]
Warrants outstanding (in shares)							5,207,363			5,207,363
Warrant purchase price (in dollars per share) | $ / shares							$ 0.000005			$ 0.000005
Ordinary Share Warrants, Exercise Price 2
Class of Stock [Line Items]
Warrants outstanding (in shares)							3,315,692			3,315,692
Warrant purchase price (in dollars per share) | $ / shares							$ 0.00005			$ 0.00005
Ordinary Share Warrants, Exercise Price 3
Class of Stock [Line Items]
Warrants outstanding (in shares)							2,640,000			2,640,000
Warrant purchase price (in dollars per share) | $ / shares							$ 0.01			$ 0.01
Ordinary Share Warrants, Exercise Price 4
Class of Stock [Line Items]
Warrants outstanding (in shares)							14,750,000			14,750,000
Warrant purchase price (in dollars per share) | $ / shares							$ 11.50			$ 11.50
Common Class A
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)							8,000,000,000			8,000,000,000				8,000,000,000
Ordinary shares, outstanding (in shares)							533,974,676			533,974,676				508,377,199
Ordinary shares, issued (in shares)							533,974,676			533,974,676				508,377,199
Ordinary shares, voting rights, votes per share | vote						1	1			1
Warrants outstanding (in shares)			2,640,000
Common Class A | B. Riley Principal Capital II, LLC
Class of Stock [Line Items]
Number of shares of common stock issued (in shares)				46,536
Other income (loss), net | $				$ 1,000,000
Common Class A | B. Riley Principal Capital II, LLC | Private Placement
Class of Stock [Line Items]
Stock purchase agreement, authorized amount | $				$ 300,000,000
Stock purchase agreement, term				24 months
Stock purchase agreement, minimum price threshold, discount rate				3.00%
Stock purchase agreement, authorized amount (in shares)				40,139,607
Stock purchase agreement, percentage of outstanding stock maximum															9.00%
Number of shares issued in transaction (in shares)										0
Common Class B
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)							2,000,000,000			2,000,000,000				2,000,000,000
Ordinary shares, outstanding (in shares)							174,934,392			174,934,392				174,934,392
Ordinary shares, issued (in shares)							174,934,392			174,934,392				174,934,392
Ordinary shares, voting rights, votes per share | vote							10			10

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.
[2]	Amounts for the three and six months ended June 30, 2022 include certain adjustments for the second quarter of 2022 relating to deferred tax assets and warrant liability, which were not originally recorded as of and for the three and six months ended June 30, 2022.